INVESTMENT IN ASSOCIATE AND CONVERTIBLE NOTE RECEIVABLE (Details 1) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Investment In Associate And Convertible Note Receivable
Beginning balance	$ 806	$ 1,673	$ 1,673
Share of loss	(226)	(268)
Conversion of Stimunity Convertible Note	429
Impairment loss	(557)
Share of loss
Ending balance	$ 452	$ 1,405	$ 806